Combined Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Oil sales	$ 115,282	$ 89,758	$ 41,034	$ 25,253	$ 205,040	$ 66,287	$ 188,753	$ 65,704	$ 2,582
Oil sales - related party							0	0	38,873
Natural gas sales	1,913	1,755	988	739	3,668	1,727	3,715	1,369	1,061
Natural gas sales - related party	2,416	1,580	680	412	3,996	1,092	2,534	1,010	586
Natural gas liquid sales	3,304	2,584	1,649	1,822	5,888	3,471	8,304	3,839	3,169
Natural gas liquid sales - related party	4,089	2,327	1,043	683	6,416	1,726	4,696	3,040	1,604
Oil and natural gas services - related party							0	0	1,491
Total revenues	127,004	98,004	45,394	28,909	225,008	74,303	208,002	74,962	49,366
Costs and expenses:
Lease operating expenses	10,425	7,807	5,103	4,706	18,232	9,809	19,991	14,231	7,804
Lease operating expenses - related party	71	108	392	202	179	594	1,166	1,016	2,127
Production and ad valorem taxes	8,106	5,578	2,672	1,878	13,684	4,550	12,399	4,950	1,240
Production and ad valorem taxes - related party	448	264	116	76	712	192	500	287	1,792
Gathering and transportation	102	214	31	75	316	106	237	124	53
Gathering and transportation - related party	601	368	216	58	969	274	681	300	149
Oil and natural gas services							0	0	1,207
Oil and natural gas services - related party							0	0	526
Depreciation, depletion and amortization	40,021	30,973	14,815	10,738	70,994	25,553	66,597	26,273	15,601
General and administrative expenses	3,610	4,265	2,355	2,185	7,875	4,540	9,870	9,178	495
General and administrative expenses - related party	324	292	266	286	616	552	1,166	1,198	3,160
Asset retirement obligation accretion expense	104	72	45	43	176	88	201	98	65
Total costs and expenses	63,812	49,941	26,011	20,247	113,753	46,258	112,808	57,655	34,219
Income from operations	63,192	48,063	19,383	8,662	111,255	28,045	95,194	17,307	15,147
Other income (expense)
Interest income							1	3	11
Interest expense	(7,739)	(6,505)	(535)	(485)	(14,244)	(1,020)	(8,059)	(3,610)	(2,528)
Other income - related party	30	30	388	389	60	777	1,077	2,132	0
Gain (loss) on derivative instruments, net	(11,088)	(4,398)	3,037	(8)	(15,486)	3,029	(1,872)	2,617	(13,009)
Loss from equity investment							0	(67)	(7)
Other expense	(1,408)		0		(1,408)	0	0
Total other income (expense), net	(20,205)	(10,873)	2,890	(104)	(31,078)	2,786	(8,853)	1,075	(15,533)
Income (loss) before income taxes	42,987	37,190	22,273	8,558	80,177	30,831	86,341	18,382	(386)
Provision for income taxes
Current							191	0	0
Deferred	15,163	13,601	7,802	3,162	28,764	10,964	31,563	54,903	0
Net income (loss)	27,824		14,471		51,413	19,867
Net income (loss) attributable to noncontrolling interest	71		0		71	0
Net income (loss)	27,753	23,589	14,471	5,396	51,342	19,867	54,587	(36,521)	(386)
Earnings per common share
Basic (in dollars per share)	$ 0.55	$ 0.49	$ 0.37	$ 0.15	$ 1.03	$ 0.52	$ 1.30
Diluted (in dollars per share)	$ 0.54	$ 0.48	$ 0.36	$ 0.15	$ 1.02	$ 0.52	$ 1.29
Weighted average common shares outstanding
Basic (in shares)	50,777,000	48,446,609	39,402,000	37,059,071	49,622,000	38,237,000	42,015,000
Diluted (in shares)	51,142,000	48,866,719	39,719,000	37,205,690	50,047,000	38,477,000	42,255,000
Pro forma information (unaudited)
Income before income taxes, as reported	42,987	37,190	22,273	8,558	80,177	30,831	86,341	18,382	(386)
Pro forma provision for income taxes								6,553
Pro forma net income								$ 11,829
Pro forma earnings per common share
Basic (in dollars per share)								$ 0.60
Diluted (in dollars per share)								$ 0.60
Pro forma weighted average common shares outstanding
Basic (in shares)								19,721,000
Diluted (in shares)								19,724,000